American Funds Target Date Retirement Series®
American Funds 2070
Target Date Retirement Fund
Investment portfolio
January 31, 2026
unaudited
Fund investments Growth funds 50%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	623,112	$49,239
New Perspective Fund, Class R-6	679,336	49,238
New World Fund, Inc., Class R-6	407,358	40,227
The Growth Fund of America, Class R-6	435,399	35,302
AMCAP Fund, Class R-6 (a)	723,629	34,416
The New Economy Fund, Class R-6 (a)	333,289	25,454
EUPAC Fund, Class R-6	153,988	9,843
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	71,103	831
		244,550
Growth-and-income funds 37%
Fundamental Investors, Class R-6	463,860	44,289
Capital World Growth and Income Fund, Class R-6	535,172	40,202
Washington Mutual Investors Fund, Class R-6	592,756	39,365
The Investment Company of America, Class R-6	540,667	34,441
American Mutual Fund, Class R-6	433,061	26,321
		184,618
Balanced funds 7%
American Balanced Fund, Class R-6	660,661	25,435
American Funds Global Balanced Fund, Class R-6	217,519	8,988
		34,423
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,974,871	23,916
American Funds Emerging Markets Bond Fund, Class R-6	598,379	4,936
		28,852
Total investment securities 100% (cost: $467,448,000)		492,443
Other assets less liabilities 0%		(62)
Net assets 100%		$492,381
American Funds Target Date Retirement Series — Page 1 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
SMALLCAP World Fund, Inc., Class R-6	$33,372	$15,625	$—	$—	$242	$49,239	$390	$1,492
New Perspective Fund, Class R-6	33,372	17,054	—	—	(1,188)	49,238	512	2,026
New World Fund, Inc., Class R-6	26,697	12,832	—	—	698	40,227	452	1,379
The Growth Fund of America, Class R-6	23,360	14,657	—	—	(2,715)	35,302	151	2,570
AMCAP Fund, Class R-6 (a)	23,360	12,117	—	—	(1,061)	34,416	—	1,165
The New Economy Fund, Class R-6 (a)	16,685	9,309	—	—	(540)	25,454	—	1,782
EUPAC Fund, Class R-6	6,674	3,348	—	—	(179)	9,843	235	565
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	851	—	—	(20)	831	—	—
						244,550
Growth-and-income funds 37%
Fundamental Investors, Class R-6	30,034	14,111	—	—	144	44,289	88	1,931
Capital World Growth and Income Fund, Class R-6	26,697	13,846	—	—	(341)	40,202	204	2,551
Washington Mutual Investors Fund, Class R-6	26,697	12,975	—	—	(307)	39,365	146	1,357
The Investment Company of America, Class R-6	23,360	12,683	—	—	(1,602)	34,441	82	2,190
American Mutual Fund, Class R-6	16,685	10,003	—	—	(367)	26,321	115	1,075
						184,618
Balanced funds 7%
American Balanced Fund, Class R-6	20,021	9,181	3,392	(70)	(305)	25,435	279	1,237
American Funds Global Balanced Fund, Class R-6	6,672	3,040	677	(12)	(35)	8,988	61	300
						34,423
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	16,699	7,775	487	(3)	(68)	23,916	209	—
American Funds Emerging Markets Bond Fund, Class R-6	3,338	1,535	—	—	63	4,936	64	—
						28,852
Total 100%				$(85)	$(7,581)	$492,443	$2,988	$21,620

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 27

American Funds 2065
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 50%	Shares	Value (000)
New Perspective Fund, Class R-6	8,872,722	$643,095
SMALLCAP World Fund, Inc., Class R-6	8,138,381	643,095
New World Fund, Inc., Class R-6	5,396,890	532,943
The Growth Fund of America, Class R-6	5,678,015	460,374
AMCAP Fund, Class R-6 (a)	9,435,484	448,752
The New Economy Fund, Class R-6 (a)	4,344,015	331,752
EUPAC Fund, Class R-6	2,021,265	129,199
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	965,861	11,291
		3,200,501
Growth-and-income funds 37%
Fundamental Investors, Class R-6	6,082,064	580,715
Capital World Growth and Income Fund, Class R-6	7,039,361	528,797
Washington Mutual Investors Fund, Class R-6	7,782,706	516,849
The Investment Company of America, Class R-6	7,098,362	452,166
American Mutual Fund, Class R-6	5,668,354	344,523
		2,423,050
Balanced funds 7%
American Balanced Fund, Class R-6	8,675,323	334,000
American Funds Global Balanced Fund, Class R-6	2,865,015	118,382
		452,382
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	26,054,420	315,519
American Funds Emerging Markets Bond Fund, Class R-6	7,895,148	65,135
		380,654
Total investment securities 100% (cost: $5,528,956,000)		6,456,587
Other assets less liabilities 0%		(860)
Net assets 100%		$6,455,727
American Funds Target Date Retirement Series — Page 3 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
New Perspective Fund, Class R-6	$585,146	$77,867	$—	$—	$(19,918)	$643,095	$7,873	$31,125
SMALLCAP World Fund, Inc., Class R-6	583,610	65,101	9,679	(297)	4,360	643,095	5,919	22,658
New World Fund, Inc., Class R-6	471,010	54,087	197	(6)	8,049	532,943	6,943	21,165
The Growth Fund of America, Class R-6	413,475	90,013	926	114	(42,302)	460,374	2,323	39,554
AMCAP Fund, Class R-6 (a)	415,143	50,208	—	—	(16,599)	448,752	—	18,213
The New Economy Fund, Class R-6 (a)	299,332	43,799	2,067	(67)	(9,245)	331,752	—	27,407
EUPAC Fund, Class R-6	117,417	15,717	515	(49)	(3,371)	129,199	3,596	8,651
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	11,570	—	—	(279)	11,291	—	—
						3,200,501
Growth-and-income funds 37%
Fundamental Investors, Class R-6	529,412	52,269	1,489	111	412	580,715	1,360	29,674
Capital World Growth and Income Fund, Class R-6	470,795	66,118	515	90	(7,691)	528,797	3,150	39,385
Washington Mutual Investors Fund, Class R-6	470,016	53,088	1,691	(31)	(4,533)	516,849	2,250	20,900
The Investment Company of America, Class R-6	412,342	65,541	307	(3)	(25,407)	452,166	1,267	33,717
American Mutual Fund, Class R-6	293,486	57,908	1,056	(34)	(5,781)	344,523	1,773	16,650
						2,423,050
Balanced funds 7%
American Balanced Fund, Class R-6	352,101	42,335	54,098	2,434	(8,772)	334,000	4,343	19,234
American Funds Global Balanced Fund, Class R-6	117,487	13,124	11,325	361	(1,265)	118,382	924	4,573
						452,382
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	294,596	35,235	13,308	(538)	(466)	315,519	3,215	—
American Funds Emerging Markets Bond Fund, Class R-6	58,985	5,993	764	5	916	65,135	974	—
						380,654
Total 100%				$2,090	$(131,892)	$6,456,587	$45,910	$332,906

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 27

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 50%	Shares	Value (000)
New Perspective Fund, Class R-6	26,136,967	$1,894,407
SMALLCAP World Fund, Inc., Class R-6	23,767,085	1,878,075
New World Fund, Inc., Class R-6	16,354,205	1,614,978
The Growth Fund of America, Class R-6	17,009,890	1,379,162
AMCAP Fund, Class R-6 (a)	28,302,108	1,346,048
The New Economy Fund, Class R-6 (a)	13,171,842	1,005,934
EUPAC Fund, Class R-6	6,145,307	392,808
American Funds Global Insight Fund, Class R-6	3,325,127	96,894
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,860,461	33,439
		9,641,745
Growth-and-income funds 37%
Fundamental Investors, Class R-6	18,363,042	1,753,303
Capital World Growth and Income Fund, Class R-6	21,332,890	1,602,527
Washington Mutual Investors Fund, Class R-6	23,446,529	1,557,084
The Investment Company of America, Class R-6	20,672,183	1,316,818
American Mutual Fund, Class R-6	17,658,484	1,073,282
		7,303,014
Balanced funds 7%
American Balanced Fund, Class R-6	26,132,030	1,006,083
American Funds Global Balanced Fund, Class R-6	9,082,930	375,307
		1,381,390
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	78,666,515	952,652
American Funds Emerging Markets Bond Fund, Class R-6	23,810,350	196,435
		1,149,087
Total investment securities 100% (cost: $15,773,825,000)		19,475,236
Other assets less liabilities 0%		(2,366)
Net assets 100%		$19,472,870
American Funds Target Date Retirement Series — Page 5 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
New Perspective Fund, Class R-6	$1,805,875	$151,845	$2,118	$(53)	$(61,142)	$1,894,407	$23,777	$93,999
SMALLCAP World Fund, Inc., Class R-6	1,793,281	118,830	45,351	(3,640)	14,955	1,878,075	18,017	68,964
New World Fund, Inc., Class R-6	1,472,536	129,940	10,923	48	23,377	1,614,978	21,343	65,066
The Growth Fund of America, Class R-6	1,290,936	218,567	—	—	(130,341)	1,379,162	7,151	121,747
AMCAP Fund, Class R-6 (a)	1,290,936	106,604	—	—	(51,492)	1,346,048	—	56,333
The New Economy Fund, Class R-6 (a)	923,122	124,068	12,058	447	(29,645)	1,005,934	—	84,271
EUPAC Fund, Class R-6	371,402	37,974	5,582	(596)	(10,390)	392,808	11,151	26,823
American Funds Global Insight Fund, Class R-6	70,005	24,701	—	—	2,188	96,894	836	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	34,269	—	—	(830)	33,439	—	—
						9,641,745
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,661,230	114,675	23,948	2,320	(974)	1,753,303	4,169	90,991
Capital World Growth and Income Fund, Class R-6	1,477,377	163,171	13,294	512	(25,239)	1,602,527	9,733	121,693
Washington Mutual Investors Fund, Class R-6	1,460,564	119,060	8,001	169	(14,708)	1,557,084	6,972	64,767
The Investment Company of America, Class R-6	1,257,626	146,883	11,431	256	(76,516)	1,316,818	3,789	100,805
American Mutual Fund, Class R-6	941,671	156,781	6,170	(156)	(18,844)	1,073,282	5,697	53,500
						7,303,014
Balanced funds 7%
American Balanced Fund, Class R-6	1,098,402	95,924	168,358	12,903	(32,788)	1,006,083	13,414	59,411
American Funds Global Balanced Fund, Class R-6	367,991	24,327	14,237	390	(3,164)	375,307	2,852	14,117
						1,381,390
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	925,110	80,487	49,884	(171)	(2,890)	952,652	9,897	—
American Funds Emerging Markets Bond Fund, Class R-6	182,608	14,805	3,775	25	2,772	196,435	2,981	—
						1,149,087
Total 100%				$12,454	$(415,671)	$19,475,236	$141,779	$1,022,487

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 27

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	37,451,244	$2,714,466
SMALLCAP World Fund, Inc., Class R-6	33,054,147	2,611,939
New World Fund, Inc., Class R-6	23,833,537	2,353,562
The Growth Fund of America, Class R-6	26,408,741	2,141,221
AMCAP Fund, Class R-6 (a)	43,675,738	2,077,218
The New Economy Fund, Class R-6 (a)	19,470,574	1,486,968
American Funds Global Insight Fund, Class R-6	23,234,977	677,067
EUPAC Fund, Class R-6	9,557,544	610,918
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	4,304,382	50,318
		14,723,677
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,680,243	2,642,910
Washington Mutual Investors Fund, Class R-6	36,312,563	2,411,517
Capital World Growth and Income Fund, Class R-6	32,006,398	2,404,321
American Mutual Fund, Class R-6	31,474,388	1,913,013
The Investment Company of America, Class R-6	27,254,038	1,736,082
		11,107,843
Equity-income funds 1%
Capital Income Builder, Class R-6	1,919,533	152,334
The Income Fund of America, Class R-6	5,612,813	151,995
		304,329
Balanced funds 7%
American Balanced Fund, Class R-6	43,098,165	1,659,279
American Funds Global Balanced Fund, Class R-6	14,693,973	607,155
		2,266,434
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	121,518,512	1,471,590
American Funds Emerging Markets Bond Fund, Class R-6	36,964,743	304,959
		1,776,549
Total investment securities 100% (cost: $23,645,691,000)		30,178,832
Other assets less liabilities 0%		(3,683)
Net assets 100%		$30,175,149
American Funds Target Date Retirement Series — Page 7 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,602,968	$199,565	$—	$—	$(88,067)	$2,714,466	$34,040	$134,571
SMALLCAP World Fund, Inc., Class R-6	2,530,630	142,181	76,654	(8,454)	24,236	2,611,939	25,167	96,334
New World Fund, Inc., Class R-6	2,195,771	138,803	14,765	809	32,944	2,353,562	31,626	96,416
The Growth Fund of America, Class R-6	2,026,344	318,436	—	—	(203,559)	2,141,221	11,149	189,798
AMCAP Fund, Class R-6 (a)	2,026,344	131,290	—	—	(80,416)	2,077,218	—	87,961
The New Economy Fund, Class R-6 (a)	1,392,058	159,341	20,610	3,071	(46,892)	1,486,968	—	125,994
American Funds Global Insight Fund, Class R-6	610,532	47,293	—	—	19,242	677,067	7,436	—
EUPAC Fund, Class R-6	584,264	59,740	15,567	(1,256)	(16,263)	610,918	17,543	42,197
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	51,565	—	—	(1,247)	50,318	—	—
						14,723,677
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,560,480	151,195	70,408	11,309	(9,666)	2,642,910	6,371	139,050
Washington Mutual Investors Fund, Class R-6	2,273,423	173,857	13,132	122	(22,753)	2,411,517	10,832	100,626
Capital World Growth and Income Fund, Class R-6	2,272,180	216,499	46,005	5,502	(43,855)	2,404,321	14,860	185,799
American Mutual Fund, Class R-6	1,747,003	215,801	14,925	(255)	(34,611)	1,913,013	10,499	98,588
The Investment Company of America, Class R-6	1,697,451	161,024	20,047	3,637	(105,983)	1,736,082	5,062	134,650
						11,107,843
Equity-income funds 1%
Capital Income Builder, Class R-6	108,512	44,794	2,116	(23)	1,167	152,334	1,401	5,080
The Income Fund of America, Class R-6	108,009	46,472	2,172	(52)	(262)	151,995	2,122	6,462
						304,329
Balanced funds 7%
American Balanced Fund, Class R-6	1,787,858	140,553	236,992	20,131	(52,271)	1,659,279	21,647	95,871
American Funds Global Balanced Fund, Class R-6	580,381	42,298	11,428	444	(4,540)	607,155	4,439	21,976
						2,266,434
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,438,959	127,251	89,853	(2,519)	(2,248)	1,471,590	15,366	—
American Funds Emerging Markets Bond Fund, Class R-6	288,000	19,057	6,443	111	4,234	304,959	4,658	—
						1,776,549
Total 100%				$32,577	$(630,810)	$30,178,832	$224,218	$1,561,373

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 27

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	48,551,940	$3,519,044
SMALLCAP World Fund, Inc., Class R-6	40,453,681	3,196,650
The Growth Fund of America, Class R-6	36,203,587	2,935,387
AMCAP Fund, Class R-6 (a)	60,011,359	2,854,140
New World Fund, Inc., Class R-6	26,344,446	2,601,514
The New Economy Fund, Class R-6 (a)	22,619,989	1,727,489
American Funds Global Insight Fund, Class R-6	46,110,032	1,343,646
EUPAC Fund, Class R-6	13,132,149	839,407
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,914,189	69,137
		19,086,414
Growth-and-income funds 35%
Fundamental Investors, Class R-6	34,803,100	3,323,000
Washington Mutual Investors Fund, Class R-6	48,252,666	3,204,459
Capital World Growth and Income Fund, Class R-6	39,933,154	2,999,779
American Mutual Fund, Class R-6	47,721,234	2,900,497
The Investment Company of America, Class R-6	30,804,120	1,962,222
		14,389,957
Equity-income funds 5%
The Income Fund of America, Class R-6	38,578,860	1,044,716
Capital Income Builder, Class R-6	11,858,254	941,071
		1,985,787
Balanced funds 8%
American Balanced Fund, Class R-6	70,819,108	2,726,535
American Funds Global Balanced Fund, Class R-6	20,221,799	835,565
		3,562,100
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	166,264,860	2,013,468
American Funds Emerging Markets Bond Fund, Class R-6	50,916,756	420,063
		2,433,531
Total investment securities 100% (cost: $31,831,199,000)		41,457,789
Other assets less liabilities 0%		(5,242)
Net assets 100%		$41,452,547
American Funds Target Date Retirement Series — Page 9 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$3,438,566	$236,329	$39,222	$2,799	$(119,428)	$3,519,044	$44,936	$177,646
SMALLCAP World Fund, Inc., Class R-6	3,091,876	163,557	77,539	(4,728)	23,484	3,196,650	30,711	117,556
The Growth Fund of America, Class R-6	2,801,254	416,101	1,540	377	(280,805)	2,935,387	15,366	261,587
AMCAP Fund, Class R-6 (a)	2,801,254	169,292	5,571	704	(111,539)	2,854,140	—	121,358
New World Fund, Inc., Class R-6	2,401,539	175,545	12,741	1,320	35,851	2,601,514	34,460	105,056
The New Economy Fund, Class R-6 (a)	1,606,295	204,787	33,439	5,575	(55,729)	1,727,489	—	144,780
American Funds Global Insight Fund, Class R-6	1,242,687	62,410	—	—	38,549	1,343,646	14,930	—
EUPAC Fund, Class R-6	809,655	82,522	28,373	(1,056)	(23,341)	839,407	24,233	58,289
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	70,852	—	—	(1,715)	69,137	—	—
						19,086,414
Growth-and-income funds 35%
Fundamental Investors, Class R-6	3,212,142	201,099	92,744	16,028	(13,525)	3,323,000	7,965	173,829
Washington Mutual Investors Fund, Class R-6	3,088,170	198,768	51,971	1,872	(32,380)	3,204,459	14,586	135,498
Capital World Growth and Income Fund, Class R-6	2,813,674	288,511	55,359	7,268	(54,315)	2,999,779	18,348	229,409
American Mutual Fund, Class R-6	2,755,460	225,179	24,502	(351)	(55,289)	2,900,497	16,518	155,105
The Investment Company of America, Class R-6	1,928,035	177,176	26,850	5,074	(121,213)	1,962,222	5,753	153,026
						14,389,957
Equity-income funds 5%
The Income Fund of America, Class R-6	936,207	143,924	29,883	(305)	(5,227)	1,044,716	17,927	54,601
Capital Income Builder, Class R-6	860,376	100,694	25,945	825	5,121	941,071	10,797	39,145
						1,985,787
Balanced funds 8%
American Balanced Fund, Class R-6	2,871,867	219,138	313,176	23,594	(74,888)	2,726,535	34,658	153,496
American Funds Global Balanced Fund, Class R-6	797,939	53,446	10,059	175	(5,936)	835,565	6,133	30,357
						3,562,100
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,980,758	154,574	115,305	(1,805)	(4,754)	2,013,468	21,141	—
American Funds Emerging Markets Bond Fund, Class R-6	394,230	26,993	7,135	83	5,892	420,063	6,393	—
						2,433,531
Total 100%				$57,449	$(851,187)	$41,457,789	$324,855	$2,110,738

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 27

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 43%	Shares	Value (000)
The Growth Fund of America, Class R-6	39,450,664	$3,198,660
New Perspective Fund, Class R-6	44,067,028	3,193,978
AMCAP Fund, Class R-6 (a)	66,478,976	3,161,740
SMALLCAP World Fund, Inc., Class R-6	38,855,251	3,070,342
New World Fund, Inc., Class R-6	26,268,553	2,594,020
The New Economy Fund, Class R-6 (a)	24,369,438	1,861,094
American Funds Global Insight Fund, Class R-6	62,573,584	1,823,394
EUPAC Fund, Class R-6	10,858,764	694,092
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	3,069,201	35,879
		19,633,199
Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,191,417	3,551,036
Capital World Growth and Income Fund, Class R-6	43,509,309	3,268,419
American Mutual Fund, Class R-6	52,694,690	3,202,783
Washington Mutual Investors Fund, Class R-6	46,350,064	3,078,108
The Investment Company of America, Class R-6	28,625,932	1,823,472
International Growth and Income Fund, Class R-6	4,949,188	235,532
		15,159,350
Equity-income funds 7%
The Income Fund of America, Class R-6	67,910,481	1,839,016
Capital Income Builder, Class R-6	17,454,653	1,385,201
		3,224,217
Balanced funds 10%
American Balanced Fund, Class R-6	91,107,726	3,507,648
American Funds Global Balanced Fund, Class R-6	22,366,485	924,183
		4,431,831
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	186,641,129	2,260,224
American Funds Emerging Markets Bond Fund, Class R-6	46,701,623	385,288
Capital World Bond Fund, Class R-6	14,062,256	232,449
American Funds Multi-Sector Income Fund, Class R-6	24,331,276	230,661
American Funds Inflation Linked Bond Fund, Class R-6	16,021,510	152,044
The Bond Fund of America, Class R-6	3,211,933	36,745
		3,297,411
Total investment securities 100% (cost: $35,065,434,000)		45,746,008
Other assets less liabilities 0%		(6,020)
Net assets 100%		$45,739,988
American Funds Target Date Retirement Series — Page 11 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
The Growth Fund of America, Class R-6	$3,093,623	$414,583	$439	$113	$(309,220)	$3,198,660	$16,942	$288,430
New Perspective Fund, Class R-6	3,093,623	205,061	—	—	(104,706)	3,193,978	40,335	159,457
AMCAP Fund, Class R-6 (a)	3,093,623	200,771	10,228	1,347	(123,773)	3,161,740	—	133,847
SMALLCAP World Fund, Inc., Class R-6	2,962,793	154,236	64,468	(1,583)	19,364	3,070,342	29,535	113,053
New World Fund, Inc., Class R-6	2,472,565	153,363	68,803	9,391	27,504	2,594,020	35,449	108,070
The New Economy Fund, Class R-6 (a)	1,775,648	177,836	36,111	5,980	(62,259)	1,861,094	—	160,164
American Funds Global Insight Fund, Class R-6	1,769,982	20,789	20,930	3,371	50,182	1,823,394	20,788	—
EUPAC Fund, Class R-6	718,789	72,831	75,547	7,443	(29,424)	694,092	21,387	51,444
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	36,769	—	—	(890)	35,879	—	—
						19,633,199
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,498,029	197,606	145,977	24,239	(22,861)	3,551,036	8,658	188,949
Capital World Growth and Income Fund, Class R-6	3,136,997	276,507	91,389	10,580	(64,276)	3,268,419	20,477	256,030
American Mutual Fund, Class R-6	3,007,469	277,825	21,489	(106)	(60,916)	3,202,783	18,056	169,552
Washington Mutual Investors Fund, Class R-6	2,999,657	159,494	51,222	2,305	(32,126)	3,078,108	14,181	131,732
The Investment Company of America, Class R-6	1,793,197	150,985	11,616	755	(109,849)	1,823,472	5,388	143,337
International Growth and Income Fund, Class R-6	71,894	154,466	—	—	9,172	235,532	574	3,936
						15,159,350
Equity-income funds 7%
The Income Fund of America, Class R-6	1,731,948	174,763	57,094	(339)	(10,262)	1,839,016	32,798	99,893
Capital Income Builder, Class R-6	1,302,890	105,610	31,638	1,020	7,319	1,385,201	16,252	58,922
						3,224,217
Balanced funds 10%
American Balanced Fund, Class R-6	3,522,486	259,514	211,509	15,100	(77,943)	3,507,648	42,512	188,282
American Funds Global Balanced Fund, Class R-6	879,280	57,977	6,696	172	(6,550)	924,183	6,774	33,535
						4,431,831
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	2,184,138	116,889	33,413	(1,429)	(5,961)	2,260,224	23,420	—
American Funds Emerging Markets Bond Fund, Class R-6	430,524	14,208	65,119	1,970	3,705	385,288	6,398	—
Capital World Bond Fund, Class R-6	130,607	100,906	459	(2)	1,397	232,449	1,604	—
American Funds Multi-Sector Income Fund, Class R-6	131,499	100,088	514	(5)	(407)	230,661	2,665	—
American Funds Inflation Linked Bond Fund, Class R-6	131,241	50,459	24,418	(890)	(4,348)	152,044	5,522	—
The Bond Fund of America, Class R-6	—	36,841	—	—	(96)	36,745	72	—
						3,297,411
Total 100%				$79,432	$(907,224)	$45,746,008	$369,787	$2,288,633

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 27

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 35%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	73,284,842	$3,485,427
The Growth Fund of America, Class R-6	42,914,534	3,479,510
New Perspective Fund, Class R-6	43,098,784	3,123,800
SMALLCAP World Fund, Inc., Class R-6	36,140,625	2,855,832
American Funds Global Insight Fund, Class R-6	71,422,416	2,081,249
New World Fund, Inc., Class R-6	16,106,366	1,590,504
The New Economy Fund, Class R-6 (a)	20,416,873	1,559,237
		18,175,559
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	49,055,625	3,685,059
American Mutual Fund, Class R-6	60,144,980	3,655,612
Fundamental Investors, Class R-6	36,885,678	3,521,844
Washington Mutual Investors Fund, Class R-6	44,886,466	2,980,910
The Investment Company of America, Class R-6	32,677,402	2,081,551
International Growth and Income Fund, Class R-6	22,491,368	1,070,364
		16,995,340
Equity-income funds 7%
The Income Fund of America, Class R-6	77,622,742	2,102,024
Capital Income Builder, Class R-6	21,557,694	1,710,819
		3,812,843
Balanced funds 11%
American Balanced Fund, Class R-6	108,482,189	4,176,564
American Funds Global Balanced Fund, Class R-6	35,084,442	1,449,689
		5,626,253
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	216,079,945	2,616,728
American Funds Inflation Linked Bond Fund, Class R-6	128,391,285	1,218,433
American Funds Multi-Sector Income Fund, Class R-6	120,071,074	1,138,274
Capital World Bond Fund, Class R-6	63,550,564	1,050,491
American Funds Mortgage Fund, Class R-6	73,329,175	654,830
Intermediate Bond Fund of America, Class R-6	30,921,623	393,632
American Funds Strategic Bond Fund, Class R-6	27,940,295	262,359
The Bond Fund of America, Class R-6	15,126,614	173,049
American Funds Emerging Markets Bond Fund, Class R-6	10,923,674	90,120
		7,597,916
Total investment securities 100% (cost: $40,106,804,000)		52,207,911
Other assets less liabilities 0%		(7,168)
Net assets 100%		$52,200,743
American Funds Target Date Retirement Series — Page 13 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35%
AMCAP Fund, Class R-6 (a)	$3,527,016	$178,311	$81,560	$7,091	$(145,431)	$3,485,427	$—	$151,469
The Growth Fund of America, Class R-6	3,527,016	359,059	58,041	6,555	(355,079)	3,479,510	19,143	325,894
New Perspective Fund, Class R-6	3,224,890	207,267	198,794	27,862	(137,425)	3,123,800	41,844	165,423
SMALLCAP World Fund, Inc., Class R-6	2,877,624	137,465	176,897	2,810	14,830	2,855,832	28,474	108,991
American Funds Global Insight Fund, Class R-6	2,068,819	24,520	74,944	13,087	49,767	2,081,249	24,520	—
New World Fund, Inc., Class R-6	1,714,261	97,611	243,060	39,670	(17,978)	1,590,504	24,110	73,501
The New Economy Fund, Class R-6 (a)	1,714,261	151,438	251,839	65,464	(120,087)	1,559,237	—	151,438
						18,175,559
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	3,649,008	320,464	219,938	24,404	(88,879)	3,685,059	23,732	296,732
American Mutual Fund, Class R-6	3,472,592	282,151	28,437	(4)	(70,690)	3,655,612	20,849	195,775
Fundamental Investors, Class R-6	3,578,200	201,040	256,803	40,055	(40,648)	3,521,844	8,808	192,231
Washington Mutual Investors Fund, Class R-6	2,995,939	145,335	130,290	9,606	(39,680)	2,980,910	14,065	130,656
The Investment Company of America, Class R-6	2,105,535	177,109	72,984	4,579	(132,688)	2,081,551	6,314	167,954
International Growth and Income Fund, Class R-6	1,081,652	66,640	129,982	17,907	34,147	1,070,364	8,478	58,161
						16,995,340
Equity-income funds 7%
The Income Fund of America, Class R-6	1,937,457	203,540	27,208	144	(11,909)	2,102,024	36,914	112,428
Capital Income Builder, Class R-6	1,535,919	184,182	19,732	665	9,785	1,710,819	19,326	70,065
						3,812,843
Balanced funds 11%
American Balanced Fund, Class R-6	4,104,814	272,066	126,738	7,881	(81,459)	4,176,564	50,114	221,952
American Funds Global Balanced Fund, Class R-6	1,084,058	374,584	3,405	—	(5,548)	1,449,689	8,352	41,345
						5,626,253
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	2,440,425	213,514	28,645	69	(8,635)	2,616,728	26,296	—
American Funds Inflation Linked Bond Fund, Class R-6	1,156,800	170,962	67,931	(7,247)	(34,151)	1,218,433	43,005	—
American Funds Multi-Sector Income Fund, Class R-6	1,004,797	141,941	6,170	(31)	(2,263)	1,138,274	16,502	—
Capital World Bond Fund, Class R-6	963,579	90,557	8,564	150	4,769	1,050,491	9,987	—
American Funds Mortgage Fund, Class R-6	356,187	301,838	1,964	(13)	(1,218)	654,830	4,967	—
Intermediate Bond Fund of America, Class R-6	156,962	237,746	765	(4)	(307)	393,632	2,368	—
American Funds Strategic Bond Fund, Class R-6	76,469	186,240	307	(3)	(40)	262,359	1,018	—
The Bond Fund of America, Class R-6	—	173,502	—	—	(453)	173,049	337	—
American Funds Emerging Markets Bond Fund, Class R-6	—	89,466	—	—	654	90,120	261	—
						7,597,916
Total 100%				$260,697	$(1,180,616)	$52,207,911	$439,784	$2,464,015

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 14 of 27

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	68,013,774	$3,234,735
The Growth Fund of America, Class R-6	37,007,983	3,000,607
American Funds Global Insight Fund, Class R-6	70,889,863	2,065,731
SMALLCAP World Fund, Inc., Class R-6	24,324,178	1,922,096
New Perspective Fund, Class R-6	20,914,060	1,515,851
		11,739,020
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	52,130,583	3,916,049
American Mutual Fund, Class R-6	63,584,383	3,864,659
Fundamental Investors, Class R-6	30,472,387	2,909,503
Washington Mutual Investors Fund, Class R-6	41,342,502	2,745,556
The Investment Company of America, Class R-6	32,389,510	2,063,212
International Growth and Income Fund, Class R-6	23,823,610	1,133,766
		16,632,745
Equity-income funds 8%
The Income Fund of America, Class R-6	83,929,384	2,272,808
Capital Income Builder, Class R-6	28,081,507	2,228,548
		4,501,356
Balanced funds 13%
American Balanced Fund, Class R-6	114,901,152	4,423,694
American Funds Global Balanced Fund, Class R-6	67,462,557	2,787,553
		7,211,247
Fixed income funds 28%
American Funds Mortgage Fund, Class R-6	310,325,012	2,771,202
U.S. Government Securities Fund, Class R-6	228,835,868	2,771,202
American Funds Inflation Linked Bond Fund, Class R-6	281,773,277	2,674,029
Intermediate Bond Fund of America, Class R-6	152,501,198	1,941,340
American Funds Multi-Sector Income Fund, Class R-6	165,682,332	1,570,669
The Bond Fund of America, Class R-6	100,723,221	1,152,274
American Funds Strategic Bond Fund, Class R-6	122,701,399	1,152,166
Capital World Bond Fund, Class R-6	67,240,057	1,111,478
American Funds Emerging Markets Bond Fund, Class R-6	11,565,082	95,412
		15,239,772
Total investment securities 100% (cost: $44,628,793,000)		55,324,140
Other assets less liabilities 0%		(8,022)
Net assets 100%		$55,316,118
American Funds Target Date Retirement Series — Page 15 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6 (a)	$3,292,534	$168,980	$97,445	$7,572	$(136,906)	$3,234,735	$—	$142,301
The Growth Fund of America, Class R-6	3,077,663	316,265	89,808	9,442	(312,955)	3,000,607	16,690	284,139
American Funds Global Insight Fund, Class R-6	2,110,739	24,851	132,906	27,644	35,403	2,065,731	24,705	—
SMALLCAP World Fund, Inc., Class R-6	1,990,291	94,644	175,120	(195)	12,476	1,922,096	19,604	75,040
New Perspective Fund, Class R-6	1,573,559	101,236	105,091	31,963	(85,816)	1,515,851	20,438	80,798
New World Fund, Inc., Class R-6 (c)	18,958	1,101	19,984	9,976	(10,051)	—	272	829
The New Economy Fund, Class R-6 (a)(c)	20,885	1,897	21,941	14,121	(14,962)	—	—	1,897
						11,739,020
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	3,853,418	337,977	207,608	25,320	(93,058)	3,916,049	25,029	312,949
American Mutual Fund, Class R-6	3,769,650	233,773	62,572	4,763	(80,955)	3,864,659	22,500	211,274
Fundamental Investors, Class R-6	2,993,859	168,245	252,466	42,900	(43,035)	2,909,503	7,371	160,874
Washington Mutual Investors Fund, Class R-6	2,718,749	131,710	78,155	6,796	(33,544)	2,745,556	12,801	118,910
The Investment Company of America, Class R-6	2,131,505	173,488	114,105	16,418	(144,094)	2,063,212	6,285	167,203
International Growth and Income Fund, Class R-6	1,123,605	68,246	112,624	17,150	37,389	1,133,766	8,682	59,563
						16,632,745
Equity-income funds 8%
The Income Fund of America, Class R-6	2,146,751	166,476	26,781	89	(13,727)	2,272,808	40,901	124,573
Capital Income Builder, Class R-6	2,143,172	124,733	51,992	3,712	8,923	2,228,548	26,967	97,767
						4,501,356
Balanced funds 13%
American Balanced Fund, Class R-6	4,485,295	291,437	272,847	21,641	(101,832)	4,423,694	53,682	237,755
American Funds Global Balanced Fund, Class R-6	2,708,866	124,183	25,368	181	(20,309)	2,787,553	20,870	103,312
						7,211,247
Fixed income funds 28%
American Funds Mortgage Fund, Class R-6	2,579,585	213,498	18,440	(473)	(2,968)	2,771,202	29,548	—
U.S. Government Securities Fund, Class R-6	2,578,031	221,365	19,106	(50)	(9,038)	2,771,202	27,760	—
American Funds Inflation Linked Bond Fund, Class R-6	2,643,811	216,883	94,655	(14,779)	(77,231)	2,674,029	95,195	—
Intermediate Bond Fund of America, Class R-6	1,660,602	290,519	9,398	(88)	(295)	1,941,340	18,023	—
American Funds Multi-Sector Income Fund, Class R-6	1,558,696	25,906	10,637	(87)	(3,209)	1,570,669	24,804	—
The Bond Fund of America, Class R-6	499,245	660,561	4,311	(33)	(3,188)	1,152,274	7,678	—
American Funds Strategic Bond Fund, Class R-6	1,021,106	137,663	5,568	(6)	(1,029)	1,152,166	10,689	—
Capital World Bond Fund, Class R-6	1,017,413	98,606	9,766	(1,401)	6,626	1,111,478	10,545	—
American Funds Emerging Markets Bond Fund, Class R-6	—	94,720	—	—	692	95,412	276	—
						15,239,772
Total 100%				$222,576	$(1,086,693)	$55,324,140	$531,315	$2,179,184

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Affiliated issuer during the reporting period but no longer held at 1/31/2026.
American Funds Target Date Retirement Series — Page 16 of 27

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 14%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	55,268,332	$2,628,562
American Funds Global Insight Fund, Class R-6	54,158,572	1,578,181
The Growth Fund of America, Class R-6	19,159,916	1,553,486
New Perspective Fund, Class R-6	10,883,884	788,864
SMALLCAP World Fund, Inc., Class R-6	9,962,142	787,208
		7,336,301
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	47,482,711	3,566,901
American Mutual Fund, Class R-6	58,408,621	3,550,076
Washington Mutual Investors Fund, Class R-6	39,477,674	2,621,713
Fundamental Investors, Class R-6	16,609,101	1,585,837
The Investment Company of America, Class R-6	24,747,232	1,576,399
International Growth and Income Fund, Class R-6	19,925,431	948,251
		13,849,177
Equity-income funds 9%
The Income Fund of America, Class R-6	101,074,921	2,737,109
Capital Income Builder, Class R-6	28,536,549	2,264,660
		5,001,769
Balanced funds 13%
American Balanced Fund, Class R-6	109,622,699	4,220,474
American Funds Global Balanced Fund, Class R-6	61,025,245	2,521,563
		6,742,037
Fixed income funds 38%
The Bond Fund of America, Class R-6	342,413,405	3,917,209
American Funds Inflation Linked Bond Fund, Class R-6	343,303,648	3,257,951
American Funds Mortgage Fund, Class R-6	310,496,967	2,772,738
Intermediate Bond Fund of America, Class R-6	217,811,306	2,772,738
U.S. Government Securities Fund, Class R-6	218,074,845	2,640,886
American Funds Multi-Sector Income Fund, Class R-6	176,765,088	1,675,733
American Funds Strategic Bond Fund, Class R-6	131,279,216	1,232,712
Capital World Bond Fund, Class R-6	64,045,239	1,058,668
American High-Income Trust, Class R-6	44,336,261	439,816
American Funds Emerging Markets Bond Fund, Class R-6	5,198,029	42,884
		19,811,335
Total investment securities 100% (cost: $43,823,986,000)		52,740,619
Other assets less liabilities 0%		(7,749)
Net assets 100%		$52,732,870
American Funds Target Date Retirement Series — Page 17 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
AMCAP Fund, Class R-6 (a)	$2,878,136	$132,992	$272,220	$29,580	$(139,926)	$2,628,562	$—	$123,702
American Funds Global Insight Fund, Class R-6	1,633,746	19,087	123,148	33,768	14,728	1,578,181	19,087	—
The Growth Fund of America, Class R-6	1,737,445	169,741	183,774	41,712	(211,638)	1,553,486	9,417	160,323
New Perspective Fund, Class R-6	907,852	58,163	145,739	69,366	(100,778)	788,864	11,742	46,421
SMALLCAP World Fund, Inc., Class R-6	906,801	42,509	167,798	10,879	(5,183)	787,208	8,805	33,704
						7,336,301
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	3,603,438	315,009	289,009	38,546	(101,083)	3,566,901	23,328	291,681
American Mutual Fund, Class R-6	3,562,738	218,851	160,435	15,841	(86,919)	3,550,076	21,063	197,788
Washington Mutual Investors Fund, Class R-6	2,644,384	127,008	124,113	11,319	(36,885)	2,621,713	12,344	114,665
Fundamental Investors, Class R-6	1,633,154	91,272	138,756	32,426	(32,259)	1,585,837	3,999	87,273
The Investment Company of America, Class R-6	1,631,526	133,128	90,436	16,175	(113,994)	1,576,399	4,823	128,305
International Growth and Income Fund, Class R-6	1,003,291	60,120	162,078	46,537	381	948,251	7,649	52,472
						13,849,177
Equity-income funds 9%
The Income Fund of America, Class R-6	2,236,209	555,549	44,277	271	(10,643)	2,737,109	42,606	129,764
Capital Income Builder, Class R-6	2,236,210	130,148	114,092	11,954	440	2,264,660	28,137	102,011
						5,001,769
Balanced funds 13%
American Balanced Fund, Class R-6	4,343,087	281,379	325,629	32,501	(110,864)	4,220,474	51,830	229,550
American Funds Global Balanced Fund, Class R-6	2,683,901	118,556	260,013	15,882	(36,763)	2,521,563	19,925	98,631
						6,742,037
Fixed income funds 38%
The Bond Fund of America, Class R-6	3,621,748	337,006	28,177	(3,308)	(10,060)	3,917,209	40,420	—
American Funds Inflation Linked Bond Fund, Class R-6	3,170,082	220,511	22,302	(2,515)	(107,825)	3,257,951	113,969	—
American Funds Mortgage Fund, Class R-6	2,577,509	218,253	19,500	(1,992)	(1,532)	2,772,738	29,530	—
Intermediate Bond Fund of America, Class R-6	2,574,782	220,053	21,753	(1,072)	728	2,772,738	27,195	—
U.S. Government Securities Fund, Class R-6	2,502,903	165,031	18,309	(522)	(8,217)	2,640,886	26,805	—
American Funds Multi-Sector Income Fund, Class R-6	1,560,494	131,814	13,060	(77)	(3,438)	1,675,733	25,159	—
American Funds Strategic Bond Fund, Class R-6	1,033,147	206,405	5,854	(67)	(919)	1,232,712	10,815	—
Capital World Bond Fund, Class R-6	1,015,293	50,828	12,241	(1,627)	6,415	1,058,668	10,523	—
American High-Income Trust, Class R-6	151,703	289,637	1,563	(3)	42	439,816	3,940	—
American Funds Emerging Markets Bond Fund, Class R-6	—	42,573	—	—	311	42,884	124	—
						19,811,335
Total 100%				$395,574	$(1,095,881)	$52,740,619	$553,235	$1,796,290

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 18 of 27

American Funds 2025
Target Date Retirement Income Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	30,545,214	$890,087
AMCAP Fund, Class R-6 (a)	14,915,685	709,390
		1,599,477
Growth-and-income funds 24%
American Mutual Fund, Class R-6	31,959,307	1,942,487
Capital World Growth and Income Fund, Class R-6	24,638,952	1,850,878
Washington Mutual Investors Fund, Class R-6	24,298,140	1,613,640
The Investment Company of America, Class R-6	15,229,283	970,105
Fundamental Investors, Class R-6	10,146,509	968,789
International Growth and Income Fund, Class R-6	5,186,037	246,803
		7,592,702
Equity-income funds 14%
The Income Fund of America, Class R-6	108,628,553	2,941,661
Capital Income Builder, Class R-6	21,834,637	1,732,797
		4,674,458
Balanced funds 12%
American Balanced Fund, Class R-6	67,099,886	2,583,346
American Funds Global Balanced Fund, Class R-6	31,408,406	1,297,795
		3,881,141
Fixed income funds 45%
The Bond Fund of America, Class R-6	231,532,103	2,648,727
American Funds Inflation Linked Bond Fund, Class R-6	262,058,793	2,486,938
American Funds Mortgage Fund, Class R-6	217,980,029	1,946,562
Intermediate Bond Fund of America, Class R-6	152,911,364	1,946,562
U.S. Government Securities Fund, Class R-6	134,020,070	1,622,983
American Funds Multi-Sector Income Fund, Class R-6	137,067,978	1,299,404
American High-Income Trust, Class R-6	103,914,736	1,030,834
American Funds Strategic Bond Fund, Class R-6	103,921,812	975,826
Capital World Bond Fund, Class R-6	39,458,391	652,247
		14,610,083
Total investment securities 100% (cost: $27,741,583,000)		32,357,861
Other assets less liabilities 0%		(5,165)
Net assets 100%		$32,352,696
American Funds Target Date Retirement Series — Page 19 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$917,689	$10,723	$65,488	$17,926	$9,237	$890,087	$10,723	$—
AMCAP Fund, Class R-6 (a)	852,659	36,518	148,259	62,095	(93,623)	709,390	—	36,518
						1,599,477
Growth-and-income funds 24%
American Mutual Fund, Class R-6	1,939,241	118,926	77,151	14,310	(52,839)	1,942,487	11,446	107,479
Capital World Growth and Income Fund, Class R-6	1,890,032	164,898	170,890	33,936	(67,098)	1,850,878	12,211	152,687
Washington Mutual Investors Fund, Class R-6	1,625,199	77,707	73,835	17,440	(32,871)	1,613,640	7,552	70,155
The Investment Company of America, Class R-6	982,509	80,050	33,761	9,862	(68,555)	970,105	2,900	77,150
Fundamental Investors, Class R-6	980,156	54,901	66,659	18,201	(17,810)	968,789	2,405	52,495
International Growth and Income Fund, Class R-6	265,631	16,000	47,147	17,490	(5,171)	246,803	2,036	13,964
						7,592,702
Equity-income funds 14%
The Income Fund of America, Class R-6	2,814,009	294,423	148,781	3,246	(21,236)	2,941,661	53,039	161,541
Capital Income Builder, Class R-6	1,685,345	130,975	94,437	16,449	(5,535)	1,732,797	20,574	74,589
						4,674,458
Balanced funds 12%
American Balanced Fund, Class R-6	2,608,479	168,449	148,090	20,717	(66,209)	2,583,346	31,028	137,421
American Funds Global Balanced Fund, Class R-6	1,307,871	58,980	59,214	9,039	(18,881)	1,297,795	9,912	49,067
						3,881,141
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,602,894	124,239	69,155	(5,146)	(4,105)	2,648,727	28,383	—
American Funds Inflation Linked Bond Fund, Class R-6	2,594,968	125,817	145,357	(18,704)	(69,786)	2,486,938	91,187	—
American Funds Mortgage Fund, Class R-6	1,952,911	49,445	53,528	(4,170)	1,904	1,946,562	21,758	—
Intermediate Bond Fund of America, Class R-6	1,956,091	49,813	59,266	(2,502)	2,426	1,946,562	20,049	—
U.S. Government Securities Fund, Class R-6	1,626,828	42,399	40,868	(847)	(4,529)	1,622,983	17,051	—
American Funds Multi-Sector Income Fund, Class R-6	1,305,788	36,010	39,561	236	(3,069)	1,299,404	20,499	—
American High-Income Trust, Class R-6	980,636	78,793	30,377	(714)	2,496	1,030,834	16,146	—
American Funds Strategic Bond Fund, Class R-6	975,190	24,501	22,932	(1,258)	325	975,826	10,030	—
Capital World Bond Fund, Class R-6	651,053	16,127	17,802	(2,541)	5,410	652,247	6,643	—
						14,610,083
Total 100%				$205,065	$(509,519)	$32,357,861	$395,572	$933,066

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 20 of 27

American Funds 2020
Target Date Retirement Income Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	7,600,870	$221,489
AMCAP Fund, Class R-6 (a)	2,002,465	95,237
		316,726
Growth-and-income funds 22%
American Mutual Fund, Class R-6	14,660,104	891,041
Capital World Growth and Income Fund, Class R-6	9,854,516	740,271
Washington Mutual Investors Fund, Class R-6	10,588,477	703,181
The Investment Company of America, Class R-6	6,980,248	444,642
Fundamental Investors, Class R-6	4,282,215	408,866
		3,188,001
Equity-income funds 18%
The Income Fund of America, Class R-6	67,184,272	1,819,351
Capital Income Builder, Class R-6	11,576,055	918,676
		2,738,027
Balanced funds 12%
American Balanced Fund, Class R-6	29,767,090	1,146,033
American Funds Global Balanced Fund, Class R-6	14,373,941	593,931
		1,739,964
Fixed income funds 46%
The Bond Fund of America, Class R-6	109,504,928	1,252,736
American Funds Inflation Linked Bond Fund, Class R-6	120,262,674	1,141,293
Intermediate Bond Fund of America, Class R-6	78,915,053	1,004,589
American Funds Mortgage Fund, Class R-6	100,016,239	893,145
American Funds Multi-Sector Income Fund, Class R-6	62,865,197	595,962
U.S. Government Securities Fund, Class R-6	46,144,855	558,814
American Funds Strategic Bond Fund, Class R-6	51,599,410	484,518
American High-Income Trust, Class R-6	46,296,160	459,258
Capital World Bond Fund, Class R-6	18,074,962	298,779
Short-Term Bond Fund of America, Class R-6	19,453,324	187,336
		6,876,430
Total investment securities 100% (cost: $12,672,063,000)		14,859,148
Other assets less liabilities 0%		(2,442)
Net assets 100%		$14,856,706
American Funds Target Date Retirement Series — Page 21 of 27

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$239,121	$2,827	$27,566	$7,896	$(789)	$221,489	$2,827	$—
AMCAP Fund, Class R-6 (a)	119,895	5,180	25,381	14,486	(18,943)	95,237	—	5,180
						316,726
Growth-and-income funds 22%
American Mutual Fund, Class R-6	889,510	56,231	37,125	8,093	(25,668)	891,041	5,247	49,270
Capital World Growth and Income Fund, Class R-6	746,764	68,683	62,252	12,201	(25,125)	740,271	4,827	60,358
Washington Mutual Investors Fund, Class R-6	715,945	34,103	40,289	9,771	(16,349)	703,181	3,314	30,788
The Investment Company of America, Class R-6	449,247	37,203	14,883	3,953	(30,878)	444,642	1,331	35,413
Fundamental Investors, Class R-6	418,988	23,525	33,757	8,555	(8,445)	408,866	1,031	22,495
						3,188,001
Equity-income funds 18%
The Income Fund of America, Class R-6	1,812,185	136,285	117,472	11,514	(23,161)	1,819,351	33,686	102,597
Capital Income Builder, Class R-6	894,876	73,426	55,217	10,827	(5,236)	918,676	10,933	39,637
						2,738,027
Balanced funds 12%
American Balanced Fund, Class R-6	1,163,127	75,355	72,063	12,334	(32,720)	1,146,033	13,880	61,475
American Funds Global Balanced Fund, Class R-6	596,801	27,046	25,386	3,466	(7,996)	593,931	4,545	22,501
						1,739,964
Fixed income funds 46%
The Bond Fund of America, Class R-6	1,241,150	49,659	33,673	(2,815)	(1,585)	1,252,736	13,478	—
American Funds Inflation Linked Bond Fund, Class R-6	1,210,334	42,246	70,239	(4,218)	(36,830)	1,141,293	42,246	—
Intermediate Bond Fund of America, Class R-6	959,397	52,835	7,557	(7)	(79)	1,004,589	10,062	—
American Funds Mortgage Fund, Class R-6	913,344	10,109	29,294	(2,725)	1,711	893,145	10,110	—
American Funds Multi-Sector Income Fund, Class R-6	612,052	9,578	24,362	235	(1,541)	595,962	9,579	—
U.S. Government Securities Fund, Class R-6	615,278	6,314	60,925	(8,451)	6,598	558,814	6,315	—
American Funds Strategic Bond Fund, Class R-6	478,527	9,184	2,707	(51)	(435)	484,518	5,009	—
American High-Income Trust, Class R-6	460,950	12,442	15,031	(176)	1,073	459,258	7,539	—
Capital World Bond Fund, Class R-6	309,674	3,184	15,324	(1,950)	3,195	298,779	3,184	—
Short-Term Bond Fund of America, Class R-6	56,159	131,387	362	(1)	153	187,336	864	—
						6,876,430
Total 100%				$82,937	$(223,050)	$14,859,148	$190,007	$429,714

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 22 of 27

American Funds 2015
Target Date Retirement Income Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,424,219	$268,904
Capital World Growth and Income Fund, Class R-6	2,779,427	208,790
Washington Mutual Investors Fund, Class R-6	2,809,070	186,550
The Investment Company of America, Class R-6	2,196,777	139,935
Fundamental Investors, Class R-6	852,520	81,399
		885,578
Equity-income funds 21%
The Income Fund of America, Class R-6	24,560,590	665,101
Capital Income Builder, Class R-6	3,729,471	295,971
		961,072
Balanced funds 10%
American Balanced Fund, Class R-6	8,457,834	325,626
American Funds Global Balanced Fund, Class R-6	3,945,226	163,017
		488,643
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	35,277,777	449,086
The Bond Fund of America, Class R-6	38,601,697	441,603
American Funds Inflation Linked Bond Fund, Class R-6	36,617,377	347,499
American Funds Mortgage Fund, Class R-6	32,850,261	293,353
Short-Term Bond Fund of America, Class R-6	28,034,212	269,970
American Funds Strategic Bond Fund, Class R-6	19,971,625	187,534
American Funds Multi-Sector Income Fund, Class R-6	18,611,389	176,436
American High-Income Trust, Class R-6	10,680,432	105,950
Capital World Bond Fund, Class R-6	4,231,778	69,951
		2,341,382
Total investment securities 100% (cost: $3,990,904,000)		4,676,675
Other assets less liabilities 0%		(848)
Net assets 100%		$4,675,827
American Funds Target Date Retirement Series — Page 23 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$271,955	$16,556	$14,278	$3,553	$(8,882)	$268,904	$1,593	$14,962
Capital World Growth and Income Fund, Class R-6	217,003	19,891	24,224	5,988	(9,868)	208,790	1,403	17,541
Washington Mutual Investors Fund, Class R-6	188,684	9,175	9,582	3,229	(4,956)	186,550	869	8,070
The Investment Company of America, Class R-6	141,839	12,259	5,646	1,458	(9,975)	139,935	421	11,199
Fundamental Investors, Class R-6	85,397	4,938	8,956	2,406	(2,386)	81,399	209	4,571
						885,578
Equity-income funds 21%
The Income Fund of America, Class R-6	652,120	55,663	38,741	4,030	(7,971)	665,101	12,134	36,956
Capital Income Builder, Class R-6	292,786	21,119	19,837	4,332	(2,429)	295,971	3,544	12,850
						961,072
Balanced funds 10%
American Balanced Fund, Class R-6	331,230	21,316	21,187	2,820	(8,553)	325,626	3,926	17,390
American Funds Global Balanced Fund, Class R-6	171,373	7,659	14,719	2,645	(3,941)	163,017	1,287	6,372
						488,643
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	444,461	23,231	18,574	(545)	513	449,086	4,569	—
The Bond Fund of America, Class R-6	435,033	24,616	16,502	(1,373)	(171)	441,603	4,731	—
American Funds Inflation Linked Bond Fund, Class R-6	369,011	18,395	27,369	(1,128)	(11,410)	347,499	12,915	—
American Funds Mortgage Fund, Class R-6	293,557	10,890	10,750	(889)	545	293,353	3,261	—
Short-Term Bond Fund of America, Class R-6	260,246	14,726	5,283	(137)	418	269,970	2,646	—
American Funds Strategic Bond Fund, Class R-6	189,808	4,554	6,645	(391)	208	187,534	1,937	—
American Funds Multi-Sector Income Fund, Class R-6	180,377	3,318	6,873	91	(477)	176,436	2,813	—
American High-Income Trust, Class R-6	114,354	1,871	10,503	(263)	491	105,950	1,831	—
Capital World Bond Fund, Class R-6	76,628	775	7,740	(1,062)	1,350	69,951	775	—
						2,341,382
Total 100%				$24,764	$(67,494)	$4,676,675	$60,864	$129,911

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 24 of 27

American Funds 2010
Target Date Retirement Income Fund®
Investment portfolio
January 31, 2026
unaudited

Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	3,028,028	$184,044
Washington Mutual Investors Fund, Class R-6	2,321,963	154,201
Capital World Growth and Income Fund, Class R-6	1,426,488	107,158
The Investment Company of America, Class R-6	1,624,363	103,472
Fundamental Investors, Class R-6	304,949	29,116
		577,991
Equity-income funds 25%
The Income Fund of America, Class R-6	26,084,732	706,374
Capital Income Builder, Class R-6	3,426,166	271,901
		978,275
Balanced funds 8%
American Balanced Fund, Class R-6	6,937,721	267,102
American Funds Global Balanced Fund, Class R-6	1,417,970	58,591
		325,693
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	36,066,064	459,121
The Bond Fund of America, Class R-6	35,624,782	407,547
Short-Term Bond Fund of America, Class R-6	35,273,899	339,688
American Funds Mortgage Fund, Class R-6	32,609,814	291,206
American Funds Inflation Linked Bond Fund, Class R-6	26,235,851	248,978
American Funds Strategic Bond Fund, Class R-6	17,223,820	161,732
American Funds Multi-Sector Income Fund, Class R-6	9,227,360	87,475
		1,995,747
Total investment securities 100% (cost: $3,444,804,000)		3,877,706
Other assets less liabilities 0%		(564)
Net assets 100%		$3,877,142
American Funds Target Date Retirement Series — Page 25 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$184,471	$12,479	$9,261	$1,765	$(5,410)	$184,044	$1,088	$10,219
Washington Mutual Investors Fund, Class R-6	154,256	8,257	6,887	1,913	(3,338)	154,201	716	6,648
Capital World Growth and Income Fund, Class R-6	108,651	9,675	9,239	1,911	(3,840)	107,158	703	8,787
The Investment Company of America, Class R-6	108,561	10,787	9,358	2,072	(8,590)	103,472	323	8,592
Fundamental Investors, Class R-6	31,543	1,758	4,182	1,112	(1,115)	29,116	77	1,681
						577,991
Equity-income funds 25%
The Income Fund of America, Class R-6	702,520	52,468	44,435	4,578	(8,757)	706,374	12,969	39,499
Capital Income Builder, Class R-6	271,718	15,254	16,747	3,325	(1,649)	271,901	3,298	11,956
						978,275
Balanced funds 8%
American Balanced Fund, Class R-6	271,540	17,678	17,349	2,319	(7,086)	267,102	3,239	14,347
American Funds Global Balanced Fund, Class R-6	62,858	2,818	6,584	1,379	(1,880)	58,591	473	2,344
						325,693
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	441,802	31,481	14,125	(202)	165	459,121	4,584	—
The Bond Fund of America, Class R-6	395,326	24,109	10,476	(914)	(498)	407,547	4,332	—
Short-Term Bond Fund of America, Class R-6	333,357	16,519	10,540	(40)	392	339,688	3,355	—
American Funds Mortgage Fund, Class R-6	286,880	11,319	6,651	(793)	451	291,206	3,215	—
American Funds Inflation Linked Bond Fund, Class R-6	263,396	11,119	16,532	(893)	(8,112)	248,978	9,278	—
American Funds Strategic Bond Fund, Class R-6	162,943	2,241	3,297	(199)	44	161,732	1,678	—
American Funds Multi-Sector Income Fund, Class R-6	93,228	1,451	7,017	190	(377)	87,475	1,452	—
						1,995,747
Total 100%				$17,523	$(49,600)	$3,877,706	$50,780	$104,073

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-850-0326
American Funds Target Date Retirement Series — Page 27 of 27